T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND
September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
COMMON STOCKS 99.5%			Booking Holdings (1)	39,077	76,693
			Ctrip. com International, ADR (1)	181,340	5,311
Communication Services 15.4%
					587,308
Entertainment 1.8%			Multiline Retail 1.7%
Electronic Arts (1)	255,054	24,949	Dollar General	332,652	52,872
Netflix (1)	173,420	46,411	Dollar Tree (1)	153,619	17,537
		71,360			70,409
Interactive Media & Services 13.6%			Specialty Retail 1.0%
Alphabet, Class A (1)	40,142	49,019	Ross Stores	337,970	37,126
Alphabet, Class C (1)	142,288	173,449	TJX	37,882	2,112
Facebook, Class A (1)	1,231,488	219,304			39,238
InterActiveCorp (1)	91,081	19,853
Match Group (2)	53,907	3,851	Textiles, Apparel & Luxury Goods 0.6%
Tencent Holdings (HKD)	2,054,800	85,948	NIKE, Class B	122,757	11,529
		551,424	VF	124,308	11,062
Total Communication Services		622,784			22,591
			Total Consumer Discretionary		863,292
Consumer Discretionary 21.3%
			Consumer Staples 0.1%
Auto Components 0.8%
Aptiv (2)	366,341	32,026	Beverages 0.1%
		32,026	Constellation Brands, Class A	10,483	2,173
					2,173
Automobiles 0.1%
Ferrari	34,169	5,265	Tobacco 0.0%
		5,265	Philip Morris International	15,670	1,190
					1,190
Hotels, Restaurants & Leisure 2.6%
Hilton Worldwide Holdings	213,982	19,924	Total Consumer Staples		3,363
Marriott International, Class A	131,284	16,328	Energy 0.5%
McDonald's	134,755	28,933	Oil, Gas & Consumable Fuels 0.5%
Norwegian Cruise Line Holdings			Concho Resources	93,736	6,365
(1)	11,085	574
Restaurant Brands International	167,869	11,942	Pioneer Natural Resources	96,160	12,094
Royal Caribbean Cruises	97,562	10,569	Total Energy		18,459
Wynn Resorts	9,827	1,068	Financials 5.4%
Yum! Brands	150,905	17,117	Banks 0.0%
		106,455	Citigroup	16,308	1,127
Internet & Direct Marketing Retail 14.5%			JPMorgan Chase	6,300	741
Alibaba Group Holding, ADR (1)	878,188	146,859			1,868
Amazon. com (1)	206,488	358,445

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Capital Markets 3.4%			Cigna	350,714	53,235
Ameriprise Financial	16,338	2,403	HCA Healthcare	58,728	7,072
Charles Schwab	446,919	18,695	UnitedHealth Group	269,709	58,613
Goldman Sachs Group	21,433	4,441	WellCare Health Plans (1)	68,625	17,786
Intercontinental Exchange	429,555	39,635			180,661
Moody's	6,244	1,279	Health Care Technology 0.1%
Morgan Stanley	288,815	12,324	Veeva Systems, Class A (1)	13,300	2,031
S&P Global	86,788	21,261			2,031
TD Ameritrade Holding	761,536	35,564	Life Sciences Tools & Services 1.2%
		135,602	Agilent Technologies	39,546	3,031
Insurance 2.0%			Thermo Fisher Scientific	162,176	47,237
American International Group	426,859	23,776			50,268
Chubb	41,347	6,675	Pharmaceuticals 0.1%
Marsh & McLennan	119,244	11,930
			Elanco Animal Health (1)	48,766	1,296
Progressive	17,299	1,336
			Eli Lilly	2,477	277
Willis Towers Watson	199,691	38,535
			Merck	7,435	626
		82,252	Zoetis	21,557	2,686
Total Financials		219,722			4,885
Health Care 14.8%			Total Health Care		599,289
Biotechnology 1.8%			Industrials & Business Services 9.4%
Alexion Pharmaceuticals (1)	150,180	14,709	Aerospace & Defense 6.0%
Amgen	1,395	270
			Boeing	422,673	160,814
Vertex Pharmaceuticals (1)	343,776	58,242
			L3Harris Technologies	153,960	32,122
		73,221	Northrop Grumman	130,050	48,742
Health Care Equipment & Supplies 7.1%					241,678
Abbott Laboratories	122,663	10,263	Airlines 0.7%
Becton Dickinson & Company	286,679	72,518
			Delta Air Lines	147,818	8,514
Boston Scientific (1)	27,814	1,132
			United Airlines Holdings (1)	250,911	22,183
Danaher	353,551	51,063
Exact Sciences (1)(2)	22,186	2,005			30,697
Intuitive Surgical (1)	107,997	58,311	Commercial Services & Supplies 0.2%
Stryker	412,526	89,229	Cintas	25,223	6,762
Teleflex	10,895	3,702			6,762
		288,223	Industrial Conglomerates 1.3%
Health Care Providers & Services 4.5%			Honeywell International	115,881	19,607
Anthem	152,844	36,698	Roper Technologies	96,532	34,423
Centene (1)	167,764	7,257			54,030

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Machinery 0.3%			KLA	60,921	9,714
Fortive	171,661	11,769	Lam Research	14,864	3,435
Xylem	3,099	247	Marvell Technology Group	639,430	15,967
			Maxim Integrated Products	221,874	12,849
		12,016
			Microchip Technology (2)	38,825	3,607
Professional Services 0.3%			NVIDIA	106,299	18,504
CoStar Group (1)	6,451	3,827	QUALCOMM	7,435	567
Equifax	14,300	2,011	Texas Instruments	127,077	16,423
IHS Markit (1)	89,438	5,982	Xilinx	18,552	1,779
		11,820			103,750
Road & Rail 0.6%			Software 14.2%
Canadian Pacific Railway	56,912	12,661	Atlassian, Class A (1)	35,727	4,482
Kansas City Southern	38,801	5,161	DocuSign (1)(2)	85,984	5,324
Norfolk Southern	3,948	709	Intuit	311,463	82,831
Union Pacific	39,763	6,441	Microsoft	1,767,958	245,799
		24,972	salesforce. com (1)	505,377	75,018
Total Industrials & Business Services		381,975	ServiceNow (1)	290,948	73,857
Information Technology 31.4%			Splunk (1)	233,255	27,491
			Synopsys (1)	20,800	2,855
Communications Equipment 0.1%			VMware, Class A	112,223	16,840
Motorola Solutions	33,688	5,741	Workday, Class A (1)	243,980	41,467
		5,741	Zoom Video Communications,
IT Services 14.3%			Class A (1)(2)	10,310	786
ANT International, Class C,					576,750
Acquisition Date: 6/7/18,			Technology Hardware, Storage & Peripherals 0.2%
Cost: $6,963 (1)(3)(4)	1,241,204	7,981
Automatic Data Processing	36,054	5,820	Apple	31,089	6,963
Fidelity National Information					6,963
Services	555,896	73,801	Total Information Technology		1,270,622
Fiserv (1)	588,832	60,997	Materials 0.8%
FleetCor Technologies (1)	63,060	18,084
Global Payments	430,710	68,483	Chemicals 0.7%
Mastercard, Class A	477,259	129,609	Air Products & Chemicals	27,248	6,045
PayPal Holdings (1)	636,477	65,933	Linde	60,967	11,811
Visa, Class A	852,915	146,710	Sherwin-Williams	19,814	10,895
		577,418			28,751
Semiconductors & Semiconductor Equipment 2.6%			Containers & Packaging 0.1%
Analog Devices	81,369	9,091	Ball	41,698	3,036
Applied Materials	195,660	9,763			3,036
Broadcom	7,429	2,051	Total Materials		31,787

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Real Estate 0.0%			SHORT-TERM INVESTMENTS 0.5%

Equity Real Estate Investment Trusts 0.0%			Money Market Funds 0.5%
American Tower, REIT	4,889	1,081	T. Rowe Price Government Reserve
			Fund,
Total Real Estate		1,081	2.00% (5)(6)	21,210,777	21,211
Utilities 0.4%			Total Short-Term Investments
			(Cost $21,211)		21,211
Electric Utilities 0.0%
NextEra Energy	1,871	436	SECURITIES LENDING COLLATERAL 0.2%
		436
			Investments in a Pooled Account through Securities Lending
Multi-Utilities 0.4%			Program with State Street Bank and Trust Company 0.2%

Sempra Energy	104,129	15,370	Short-Term Funds 0.2%
		15,370	T. Rowe Price Short-Term Fund,
Total Utilities		15,806	2.07% (5)(6)	798,991	7,990
Total Common Stocks			Total Investments in a Pooled Account through
(Cost $2,438,028)		4,028,180	Securities Lending Program with State Street
			Bank and Trust Company		7,990
			Total Securities Lending Collateral
			(Cost $7,990)		7,990

			Total Investments in Securities 100.2%
			(Cost $2,467,229)		$4,057,381
			Other Assets Less Liabilities (0.2)%		(8,517)
			Net Assets 100%		$4,048,864

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2019.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $7,981 and represents 0.2% of net assets.
(4)	Level 3 in fair value hierarchy.
(5)	Seven-day yield
(6)	Affiliated Companies
ADR	American Depositary Receipts
HKD	Hong Kong Dollar
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—		$—	$ 358
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$ 358+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	9/30/19
T. Rowe Price Government Reserve Fund	$ 15,895		¤	¤	$ 21,211
T. Rowe Price Short-Term Fund	1,921		¤	¤	7,990
$ 29,201^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $358 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $29,201.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Large-Cap Core Growth Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$ 3,934,251	$ 85,948	$ 7,981	$ 4,028,180
Short-Term Investments	21,211	—	—	21,211
Securities Lending Collateral	7,990	—	—	7,990
Total	$ 3,963,452	$ 85,948	$ 7,981	$ 4,057,381

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled $1,018,000 for the period ended September 30,
2019.

($000s)
	Beginning	Gain (Loss)	Ending
	Balance	During	Balance
	1/1/19	Period	9/30/19
Investment in Securities
Common Stocks	$6,963	$1,018	$7,981